Statements of Redeemable Convertible Preferred Stock and Stockholders' (Deficit) Equity (USD $)	Total	Common Stock	Additional Paid-in Capital	Accumulated deficit	Series A convertible preferred stock	Series B convertible preferred stock	Series B-1 convertible preferred stock	Series C convertible preferred stock
Balance at Dec. 31, 2011	$ (43,224,095)	$ 654	$ 157,008	$ (43,381,757)
Balance at Dec. 31, 2011	58,641,192				24,983,873	30,761,688	2,895,631
Balance (in shares) at Dec. 31, 2011		654,035
Balance (in shares) at Dec. 31, 2011					25,074,999	30,800,000	4,200,000
Increase (Decrease) in Temporary Equity
Accretion of preferred stock to its redemption value	316,642				20,250	8,506	287,886
Increase (Decrease) in Stockholders' Equity
Vesting of restricted stock	162		162
Stock-based compensation expense	176,308		176,308
Exercise of stock options	2,910	28	2,882
Exercise of stock options (in shares)		28,459
Accretion of preferred stock to its redemption value	(316,642)		(316,642)
Net loss and comprehensive loss	(15,635,658)			(15,635,658)
Balance at Dec. 31, 2012	(58,997,015)	682	19,718	(59,017,415)
Balance at Dec. 31, 2012	58,957,834				25,004,123	30,770,194	3,183,517
Balance (in shares) at Dec. 31, 2012	682,494	682,494
Balance (in shares) at Dec. 31, 2012					25,074,999	30,800,000	4,200,000	0
Increase (Decrease) in Temporary Equity
Issuance of convertible preferred stock, net of issuance costs	59,918,917							59,918,917
Issuance of convertible preferred stock, net of issuance costs (in shares)								36,764,704
Exercise of Series B-1 preferred stock warrants	1,351,677						1,351,677
Exercise of Series B-1 preferred stock warrants (in shares)							550,000
Accretion of preferred stock to its redemption value	333,710				20,250	8,506	287,885	17,069
Increase (Decrease) in Stockholders' Equity
Stock-based compensation expense	927,996		927,996
Exercise of stock options	83,555	276	83,279
Exercise of stock options (in shares)		275,262
Accretion of preferred stock to its redemption value	(333,710)		(333,710)
Net loss and comprehensive loss	(23,251,435)			(23,251,435)
Balance at Dec. 31, 2013	(81,570,609)	958	697,283	(82,268,850)
Balance at Dec. 31, 2013	120,562,138				25,024,373	30,778,700	4,823,079	59,935,986
Balance (in shares) at Dec. 31, 2013	957,756	957,756
Balance (in shares) at Dec. 31, 2013	97,389,703				25,074,999	30,800,000	4,750,000	36,764,704
Increase (Decrease) in Temporary Equity
Accretion of preferred stock to its redemption value	28,521				1,688	709	23,990	2,134
Increase (Decrease) in Stockholders' Equity
Exercise of stock options	101,058	170	100,888
Exercise of stock options (in shares)		170,135
Accretion of preferred stock to its redemption value	(28,521)		(28,521)
Net loss and comprehensive loss	(36,403,967)			(36,403,967)
Balance at Sep. 30, 2014	$ 64,259,791	$ 26,377	$ 182,906,231	$ (118,672,817)
Balance (in shares) at Sep. 30, 2014	26,376,626	26,376,626
Balance (in shares) at Sep. 30, 2014					0	0	0	0